Long-term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments.
Long-term Investments.

12. Long-term Investments

The Group’s long-term investments consist of the following:

	As of December 31,
	2023	2024
Equity investments:
Equity securities without readily determinable fair values using the measurement alternative	700,459	708,124
Equity securities without readily determinable fair values using the NAV practical expedient	30,185	72,434
Equity securities with readily determinable fair values	294,561	140,985
Equity investments accounted for using the equity method	160,526	1,354
Debt investments:
Long-term time deposits	409,645	—
Total	1,595,376	922,897

Equity securities without readily determinable fair values

Equity securities without readily determinable fair values represent investments in privately-held companies and private equity funds with no readily determinable fair value.

RMB7,200, nil and nil impairment of equity securities without readily determinable fair values were recorded in “Interest income and investment income, net” in the consolidated statements of comprehensive (loss)/income for the years ended December 31, 2022, 2023 and 2024.

Equity securities with readily determinable fair values

Equity securities with readily determinable fair values are marketable equity securities which are publicly traded stocks measured at fair value.

For equity securities with readily determinable fair values, net unrealized losses of RMB17,487, net unrealized gains of RMB270,468, and net unrealized losses of RMB150,880 were recorded for the years ended December 31, 2022, 2023 and 2024, respectively, in “Interest income and investment income, net” in the consolidated statements of comprehensive (loss)/income.